ACCOUNTS PAYABLE AND ACCRUED LIABILTIES (Tables)	6 Months Ended
Dec. 26, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	December 26,	June 27,
	2020	2020

Accounts Payable	$57,692,382	$58,614,619
Accrued Liabilities	13,234,560	10,532,715
Other Accrued Liabilities	9,708,487	10,383,596

Total Accounts Payable and Accrued Liabilities	$80,635,429	$79,530,930